Vanguard Target Retirement Funds

Supplement to the Prospectus Dated July 12, 2017

Reorganization of Vanguard Target Retirement 2010 Fund into Vanguard Target Retirement Income Fund

Effective as of the close of business on July 21, 2017, the reorganization of Vanguard Target Retirement 2010 Fund into Vanguard Target Retirement Income Fund is complete. Any references to the Target Retirement 2010 Fund in this prospectus are hereby deleted.

Prospectus Text Changes

Similar text on the front cover is replaced with the following:

This prospectus contains financial data for the Funds through the fiscal period ended March 31, 2017.

Prospectus Text Changes for Vanguard Target Retirement 2065 Fund

The Annual Fund Operating Expenses table is revised as follows:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.16%
Total Annual Fund Operating Expenses[1]	0.16%
1 The expense information shown in the table reflects estimated amounts for the current fiscal period.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 308A 072017

Vanguard Institutional Target Retirement Funds

Supplement to the Prospectus Dated July 12, 2017

Reorganization of Vanguard Institutional Target Retirement 2010 Fund into Vanguard Institutional Target Retirement Income Fund

Effective as of the close of business on July 21, 2017, the reorganization of Vanguard Institutional Target Retirement 2010 Fund into Vanguard Institutional Target Retirement Income Fund is complete. Any references to the Institutional Target Retirement 2010 Fund in this prospectus are hereby deleted.

Prospectus Text Changes

Similar text on the front cover is replaced with the following:

This prospectus contains financial data for the Funds through the fiscal period ended March 31, 2017.

Prospectus Text Changes for Vanguard Institutional Target Retirement 2065 Fund

The Annual Fund Operating Expenses table is revised as follows:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses[1]	0.09%
1 The expense information shown in the table reflects estimated amounts for the current fiscal period.

In addition, the hypothetical expenses example is restated as follows:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 1673A 072017

Vanguard Chester Funds

Supplement to the Statement of Additional Information Dated July 12, 2017

Statement of Additional Information Text Changes

Reorganizations of Vanguard Target Retirement 2010 Fund into Vanguard Target Retirement Income Fund and Vanguard Institutional Target Retirement 2010 Fund into Vanguard Institutional Target Retirement Income Fund

Effective as of the close of business on July 21, 2017, the reorganizations of Vanguard Target Retirement 2010 Fund into Vanguard Target Retirement Income Fund and Vanguard Institutional Target Retirement 2010 Fund into Vanguard Institutional Target Retirement Income Fund are complete. Any references to the Target Retirement 2010 Fund and Institutional Target Retirement 2010 Fund in this Statement of Additional Information are hereby deleted.

Statement of Additional Information Text Changes

The following replaces the second paragraph of the “Vanguard Target Retirement Funds and Vanguard Institutional Target Retirement Funds Only” section on page B-34:

Although the Funds are not expected to incur any net expenses directly, the Funds’ shareholders indirectly bear the expenses of the underlying Vanguard funds. As of March 31, 2017, the Acquired Fund Fees and Expenses of the Funds were as follows: 0.13% for the Target Retirement Income Fund; 0.14% for the Target Retirement 2015, 2020, and 2025 Funds; 0.15% for the Target Retirement 2030 and 2035 Funds; 0.16% for the Target Retirement 2040, 2045, 2050, 2055, and 2060 Funds; and 0.09% for the Institutional Target Retirement Income and Institutional Target Retirement 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, and 2060 Funds. The estimated Acquired Fund Fees and Expenses are 0.16% for the Target Retirement 2065 Fund and 0.09% for the Institutional Target Retirement 2065 Fund for the current fiscal period.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 059A 072017